Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Basis of Presentation
The Company’s consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America, or U.S. GAAP, as determined by the Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, and pursuant to the regulations of the U.S. Securities and Exchange Commission, or SEC. The consolidated financial statements include the accounts of the Company and its subsidiary. All intercompany transactions and balances have been eliminated.

The Business Combination discussed in Note 1 was accounted for as a reverse recapitalization with Legacy Surrozen as the accounting acquirer and Consonance as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the consolidated financial statements represents the accounts of Legacy Surrozen at their historical cost as if Legacy Surrozen is the predecessor to the Company. The consolidated financial statements following the closing of the Business Combination reflect the results of the combined entity’s operations. All issued and outstanding common stock and stock awards of Legacy Surrozen and per share amounts contained in the consolidated financial statements for the periods presented prior to the closing of the Business Combination on August 11, 2021 have been retroactively restated to reflect the exchange ratio established in the Business Combination. See Note 3, “
Recapitalization”
for additional details.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to, revenue recognition, certain accruals for research and development activities, the fair value of common stock prior to the Business Combination, initial fair value of the PIPE Warrants and stock-based compensation expense. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could materially differ from those estimates.
Concentration of Credit Risk
Financial instruments, which potentially subject the Company to significant concentration of credit risk, consist of cash, cash equivalents and marketable securities. The Company’s cash is held by one financial institution that may at times exceed federally insured limits. However, the Company’s exposure to credit risk in the event of default by the financial institution is limited to the extent of amounts recorded on the consolidated balance sheets. The Company believes it is not exposed to significant credit risk on cash. The Company’s policy is to invest cash in institutional money market funds and marketable securities with high credit quality to limit the amount of credit exposure. The Company currently maintains a portfolio of cash equivalents and marketable securities in a variety of securities, including money market funds, U.S. government bonds, U.S. government agency debt securities, foreign bonds, commercial paper and corporate debt securities. The Company has not experienced any losses on its cash equivalents and marketable securities.
Cash and Cash Equivalents
Cash equivalents relate to securities having an original maturity of three months or less at the time of purchase. As of December 31, 2022 and 2021, cash and cash equivalents consisted of bank deposits, money market funds and U.S. government agency debt securities.
Restricted Cash
As of each of December 31, 2022 and 2021, the Company had $0.4 million of restricted cash in the form of a letter of credit for the Company’s facility lease. The restricted cash is classified as a noncurrent asset as the Company is required to maintain the letter of credit for the benefit of the landlord until the end of the lease term in April 2025.

Marketable Securities
The Company invests its excess cash in marketable U.S. government bonds, foreign bonds, commercial paper and corporate debt securities. All marketable securities have been classified as available-for-sale
and are carried at estimated fair value as determined based upon quoted market prices or pricing models for similar securities. The Company does not buy or hold securities principally for the purpose of selling them in the near future. The Company’s policy is focused on the preservation of capital, liquidity, and return. From time to time, the Company may sell certain securities, but the objectives are generally not to generate profits on short-term differences in price.
Short-term marketable securities have maturities less than or equal to one year as of the balance sheet date. Long-term marketable securities have maturities greater than one year as of the balance sheet date. These marketable securities are carried at estimated fair value with unrealized holding gains and losses included in accumulated other comprehensive loss in stockholders’ equity until realized. Gains and losses on marketable security transactions are reported on the specific-identification method. Interest income is recognized in the consolidated statements of operations and comprehensive loss when earned.
The Company periodically evaluates its
available-for-sale
marketable securities for impairment. When the fair value of a marketable security is below its amortized cost basis, the amortized cost is reduced to its fair value if it is more likely than not that the Company is required to sell the impaired security before recovery of its amortized cost, or the Company has the intention to sell the security. If neither of these conditions are met, the Company determines whether the impairment is due to credit losses by comparing the present value of the expected cash flows of the security with its amortized cost basis. The amount of impairment recognized is limited to the excess of the amortized cost basis over the fair value of the security. An allowance for credit losses for the excess of amortized cost basis over the expected cash flows, if any, is recorded in other income (expense), net on the consolidated statements of operations. Impairment losses that are not credit-related are included in accumulated other comprehensive loss in stockholders’ equity.
Property and Equipment
Property and equipment, including leasehold improvements, are recorded at cost net of accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Asset	Estimated useful life
Leasehold improvements	Shorter of useful life of asset or lease term
Computer equipment	3 years
Furniture, fixtures and equipment	3- 8 years
Lab equipment	3 years
When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the consolidated balance sheet and the resulting gain or loss is recognized in the period realized. Maintenance and repairs are expensed as incurred.
Leases
Material leases with a term longer than one year are recognized as right-of-use,
or ROU, assets and lease liabilities in the Company’s consolidated balance sheets. The Company determines the lease classification and measurement of its ROU assets and lease liabilities at the lease commencement date and thereafter if modified.

The Company uses its incremental borrowing rate, based on the information available at the commencement date, to determine the present value of lease payments if the rate implicit in the lease is not readily available. The ROU asset is based on the measurement of the lease liability and is adjusted for lease incentives provided by the landlord. Lease expense for the Company’s operating leases is recognized on a straight-line basis over the lease term. The lease term includes any renewal options and termination options that the Company is reasonably assured to exercise.
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount to the future net undiscounted cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset. The Company has not identified any such impairment losses to date.
Warrant Liabilities
The Company’s Public Warrants, Private Placement Warrants and PIPE Warrants were classified as liabilities (see Note 11). At the end of each reporting period, any changes in fair value during the period are recognized in other income (expense), net within the consolidated statements of operations and comprehensive loss. No Private Placement Warrants were outstanding as of December 31, 2022 as a result of the repurchase of 1.3 million warrants in December 2022 (see Note 9). The Company will continue to adjust the warrant liabilities pertaining to the outstanding warrants for changes in the fair value until the earlier of a) the exercise or expiration of the warrants or b) the redemption of the warrants, at which time such warrants will be reclassified to additional paid-in
capital.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers (Topic 606)
,
when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for these goods or services. To determine revenue recognition for the arrangement that is within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services transferred to the customer.
At contract inception, the Company assesses the goods or services promised within the contract, determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes revenue for the amount of the transaction price that is allocated to the respective performance obligations when or as the performance obligations are satisfied. The Company constrains its estimate of the transaction price up to the amount (the variable consideration constraint) that a significant reversal of recognized revenue is not probable.
The Company records accounts receivable for amounts billed to the customer for which the Company has an unconditional right to consideration. The Company assesses accounts receivable for impairment and, to date, no impairment losses have been recorded.

The Company has a collaboration and license agreement with BI to which the Company licensed certain rights to its intellectual property (see Note 7) that is determined within the scope of ASC 606. The terms of the CLA include payment to the Company of a non-refundable
upfront payment, development, regulatory and commercial milestone payments and royalties on net sales of licensed products.
Licenses of Intellectual Property: If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable
upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promised goods or services, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable
upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Milestone Payments:
At contract inception, the Company using the most likely amount method evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price. If it is probable that a significant reversal of cumulative revenue would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received or the underlying activity has been completed. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Company re-evaluates
the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenue in the period of adjustment.
Royalties:
The Company recognizes sales-based royalties as revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalties that have been allocated have been satisfied (or partially satisfied).
The incremental costs of obtaining a customer contract are expensed as and when incurred if the amortization period of the asset that would have been recognized is one year or less.
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development costs consist of external and internal expenses directly attributable to the conduct of research and development programs. The external expenses include the costs of services provided by outside contractors, clinical research organizations and contract manufacturing organizations. The internal expenses include the costs of salaries, bonus, payroll taxes, stock-based compensation, employee benefits, materials, supplies, depreciation on and maintenance of research equipment, and the allocated facility-related costs, such as rent, utilities, insurance, repairs and maintenance, and general support services.
The Company has entered into and may continue to enter into licensing or subscription arrangements to access and utilize certain technology. In each case, the Company evaluates if the license agreement results in the acquisition of an asset or a business. To date, none of the Company’s license agreements have been considered an acquisition of a business. For asset acquisitions, the upfront payments to acquire such licenses, as well as any future milestone payments made before product approval that do not meet the definition of a derivative, are immediately recognized as research and development expense when they are paid or become payable, provided there is no alternative future use of the rights in other research and development projects.
Accrued Research and Development Expenses
The Company records accruals for estimated costs of research, preclinical, clinical, and manufacturing development, which are significant components of research and development expenses, within accrued and other liabilities in the accompanying consolidated balance sheets. A substantial portion of the Company’s ongoing research and development activities is conducted by third-party service providers. The Company accrues the costs under agreements with these third parties as incurred. The Company estimates the amounts incurred in each period based on the information available and its knowledge of the nature of the contractual activities generating such costs. Clinical trial contract expenses are accrued based on units of activity. Payments made to third parties under these arrangements in advance of the performance of the related services by the third parties are recorded as prepaid expenses until the services are rendered. For the years ended December 31, 2022 and 2021, the Company has not experienced any material differences between accrued costs and actual costs incurred.
If the actual timing of the performance of services or the level of effort varies from the estimate, the Company adjusts accrued expenses or prepaid expenses accordingly, which impacts research and development expenses. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low in any particular period.
Stock-Based Compensation
The Company recognizes stock-based compensation expense for all stock-based awards. For stock option awards, stock-based compensation cost is estimated at the grant date based on the fair value of the equity for financial reporting purposes and is recognized as expense on a straight-line basis over the requisite service period. Under the Company’s employee stock purchase plan, stock-based compensation cost is measured at the beginning of the offering period and recognized on a straight-line basis over the offering period. Forfeitures are accounted for as they occur.
The Company has elected to calculate the fair value of awards using the Black-Scholes option pricing model, or the Black-Scholes Model. The Black-Scholes Model requires the use of various assumptions including common stock valuation, expected option life and expected stock price volatility. The Company estimates the expected term for stock options using the simplified method as the midpoint between the vesting date and the contractual expiration date of the award as the Company has limited historical exercise information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. Due to the limited trading history of the Company’s stock, the Company estimates the volatility using volatilities of a group of public companies in a comparable industry, stage of life cycle, and size. The interest rate is derived from the U.S. Treasury instruments with maturities similar to the expected term of the options. The Company has not declared nor expects to declare dividends. Therefore, there is no dividend impact on the valuation of options.
Prior to the Business Combination, the fair value of common stock was determined considering numerous objective and subjective factors and requires judgment. These objective and subjective factors include, but are not limited to:

•	relevant precedent transactions involving the Company’s capital stock;

•	contemporaneous valuations performed by third-party specialists;

•	rights, preferences, and privileges of the Company’s redeemable convertible preferred stock relative to those of the Company’s common stock;

•	actual operating and financial performance;

•	current business conditions and financial projections;

•	likelihood of achieving a liquidity event, such as an initial public offering or a sale of the Company’s business;

•	the lack of marketability of the Company’s common stock, and the illiquidity of stock-based awards involving securities in a private company;

•	market multiples of comparable publicly traded companies;

•	stage of development;

•	industry information such as market size and growth; and

•	U.S. and global capital and macroeconomic conditions.
Following the closing of the Business Combination, the fair value of our common stock has been determined based on the quoted market price of our common stock.
Comprehensive Loss
The Company’s comprehensive loss consists of unrealized losses on available-for-sale
securities.
Net Loss Per Share
Basic net loss per share is calculated by dividing the net loss attributable to common stock by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive securities. Since the Company was in a loss position for the periods presented, basic net loss per share is the same as diluted net loss per share as the effects of the potentially dilutive securities are antidilutive. The following table presents the potential common stock outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive (in thousands):

	December 31,
	2022	2021
Options outstanding	3,896	1,794
Unvested restricted stock	105	161
Unvested common stock subject to repurchase	22	75
Warrants to purchase common stock	5,907	7,218

Total	9,930	9,248

Income Taxes
The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates expected to be in effect for the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is more likely than not of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed, and the Company will determine whether (i) the factors underlying the sustainability assertion have changed and (ii) the amount of the recognized tax benefit is still appropriate. The recognition and measurement of tax benefits require significant judgment. Judgments concerning the recognition and measurement of a tax benefit might change as new information becomes available.
The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, there have been no interest or penalties charged in relation to unrecognized tax benefits.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.